ORGANIZATION AND BUSINESS OPERATIONS	6 Months Ended	11 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
ORGANIZATION AND BUSINESS OPERATIONS

Note 1 — Organization and Business Operations

Blue Acquisition Corp. (the “Company”) is a special purpose acquisition company incorporated as a Cayman Islands exempted company on February 10, 2025. The Company was incorporated for the purpose of effecting a merger, amalgamation, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). The Company may pursue an initial Business Combination in any business or industry. The Company is an early-stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early-stage and emerging growth companies.

As of June 30, 2026, the Company had not commenced any operations. All activity for the period from February 10, 2025 (inception) through June 30, 2026 relates to the Company’s formation, the Initial Public Offering (as defined below), and subsequent to the Initial Public Offering, identifying a target company for and consummating a Business Combination, including the Blockfusion Business Combination (as defined and described below). The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company generates non-operating income in the form of interest and dividend income on investments from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end.

The Registration Statement on Form S-1 for the Initial Public Offering, initially filed with the U.S. Securities and Exchange Commission (the “SEC”) on May 14, 2025 (File No. 333-287281), was declared effective on June 12, 2025 (as amended, the “IPO Registration Statement”). On June 16, 2025, the Company consummated the initial public offering of 20,125,000 units (the “Public Units”), which included the full exercise by the several underwriters of the Initial Public Offering (the “Underwriters”) of the Over-Allotment Option (as defined in Note 7) in the amount of 2,625,000 units (the “Option Units”), at $10.00 per Public Unit, generating gross proceeds of $201,250,000 (the “Initial Public Offering”). Each Public Unit consists of one Class A ordinary share, par value $0.0001 per share, of the Company (each, a “Class A Ordinary Share” and with respect to the Class A Ordinary Shares included in the Public Units, the “Public Shares”) and one right to receive one-tenth (1/10) of one Class A Ordinary Share upon the consummation of the initial Business Combination (each, a “Public Right”).

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of an aggregate of 592,250 units (the “Private Placement Units” and, together with the Public Units, the “Units”) at a price of $10.00 per Private Placement Unit, in a private placement to (i) the Company’s sponsor, Blue Holdings Sponsor LLC (the “Sponsor”), (ii) BTIG, LLC,  a representative of the Underwriters (“BTIG”) and (iii) Roberts & Ryan, Inc., a co- manager of the Initial Public Offering (“Roberts & Ryan”), generating gross proceeds of $5,922,500 (the “Private Placement”). Of those 592,250 Private Placement Units, (x) the Sponsor purchased 391,000 Private Placement Units and (y) BTIG and Roberts & Ryan purchased 201,250 Private Placement Units. Each Private Placement Unit consists of one Class A Ordinary Share (each, a “Private Placement Share”) and one right to receive one-tenth (1/10) of one Class A Ordinary Share upon the consummation of an initial Business Combination (collectively, the “Private Placement Rights” and together with the Public Rights, the “Rights”).

Transaction costs amounted to $13,262,661, consisting of $4,025,000 of cash underwriting fee, the Deferred Fee (as defined in Note 7) of $7,043,750, $1,750,000 for issuance of the Representative Shares (as defined in Note 7), and $443,911 of other offering costs.

The Company’s management (“Management”) has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the Private Placement, although substantially all of the net proceeds are intended to be generally applied toward consummating a Business Combination (less the Deferred Fee).

The Business Combination must be consummated with one or more target businesses that together have a fair market value equal to at least 80% of the net balance in the Trust Account (as defined below) (excluding the amount of the Deferred Fee held and taxes payable, if any, on the income earned on the Trust Account) at the time of the signing an agreement to enter into a Business Combination. However, the Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). There is no assurance that the Company will be able to successfully effect a Business Combination.

Following the closing of the Initial Public Offering, on June 16, 2025, an amount of $201,250,000 ($10.00 per Unit) from the net proceeds of the Initial Public Offering and the Private Placement, was placed in a trust account (the “Trust Account”), with Continental Stock Transfer & Trust Company (“Continental”), acting as trustee. The funds are initially held in cash, including demand deposit accounts at a bank, or invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act, which invest only in direct U.S. government treasury obligations; the holding of these assets in this form is intended to be temporary and for the sole purpose of facilitating the intended Business Combination. To mitigate the risk that the Company might be deemed to be an investment company for purposes of the Investment Company Act, which risk increases the longer that the Company holds investments in the Trust Account, the Company may, at any time (based on Management’s ongoing assessment of all factors related to the Company’s potential status under the Investment Company Act), instruct Continental to liquidate the investments held in the Trust Account and instead to hold the funds in the Trust Account in cash or in an interest bearing demand deposit account at a bank.

Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its taxes, if any, the proceeds from the Initial Public Offering and the Private Placement will not be released from the Trust Account until the earliest of (i) the completion of the initial Business Combination, (ii) the redemption of the Public Shares if the Company is unable to complete the initial Business Combination by March 16, 2027 (21 months from the closing of the Initial Public Offering) or by such earlier liquidation date as the Company’s board of directors may approve (the “Combination Period”), or (iii) the redemption of the Public Shares properly submitted in connection with a shareholder vote to amend the Company’s amended and restated memorandum and articles of association (the “Amended and Restated Articles”) to modify (1) the substance or timing of the Company’s obligation to allow redemption in connection with the initial Business Combination or to redeem 100% of the Public Shares if the Company has not consummated an initial Business Combination within the Combination Period or (2) any other material provisions relating to the rights of holders of Class A Ordinary Shares or pre-initial Business Combination activity. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the holders of the Public Shares (the “Public Shareholders”).

The Company will provide the Public Shareholders with the opportunity to redeem all or a portion of their Public Shares upon the completion of the initial Business Combination either (i) in connection with a general meeting called to approve the initial Business Combination or (ii) without a shareholder vote by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a proposed initial Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Shareholders will be entitled to redeem their Public Shares at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of the initial Business Combination, including interest earned on the funds held in the Trust Account (less taxes payable, if any, but without deduction for any excise or similar tax that may be due or payable), divided by the number of then outstanding Public Shares, subject to the limitations. The per share amount in the Trust Account was $10.40 per Public Share as of June 30, 2026. The Ordinary Shares (as defined in Note 2) subject to possible redemption were recorded at redemption value and classified as temporary equity upon the completion of the Initial Public Offering, in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 480, “Distinguishing Liabilities from Equity.”

The Company has only the duration of the Combination Period to complete the initial Business Combination. If the Company is unable to complete its initial Business Combination within the Combination Period, the Company will as promptly as reasonably possible, but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account (less taxes payable, if any, and up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will constitute full and complete payment for the Public Shares and completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidation or other distributions, if any), subject to the Company’s obligations under Cayman Islands law to provide for claims of creditors and subject to the other requirements of applicable law.

The Sponsor, the Company’s officers and directors and a certain advisor, have entered into a letter agreement, dated June 12, 2025 (the “Letter Agreement”), with the Company, pursuant to which they have agreed to (i) waive their redemption rights with respect to their Founder Shares (as defined in Note 6) and Public Shares in connection with (x) the completion of the initial Business Combination and (y) a shareholder vote to approve an amendment to the Amended and Restated Articles to modify (1) the substance or timing of the Company’s obligation to allow redemption in connection with the initial Business Combination or to redeem 100% of the Public Shares if the Company has not consummated an initial Business Combination within the Combination Period or (2) any other material provisions relating to shareholders’ rights or pre-initial Business Combination activity; (ii) waive their rights to liquidating distributions from the Trust Account with respect to their Founder Shares and Private Placement Shares if the Company fails to complete the initial Business Combination within the Combination Period, although they will be entitled to liquidating distributions from the Trust Account with respect to any Public Shares they hold if the Company fails to complete the initial Business Combination within the Combination Period and to liquidating distributions from assets outside the Trust Account; and (iii) vote any Founder Shares and Private Placement Shares held by them and any Public Shares purchased during or after the Initial Public Offering (including in open market and privately negotiated transactions, aside from shares they may purchase in compliance with the requirements of Rule 14e-5 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), which would not be voted in favor of approving the Business Combination) in favor of the initial Business Combination.

The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or Business Combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share due to reductions in the value of the Trust Account assets, less taxes payable, if any, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the Underwriters against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). However, the Company has not asked the Sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and the Company believes that the Sponsor’s only assets are securities of the Company. Therefore, the Company cannot provide any assurance that the Sponsor will be able to satisfy those obligations.

Blockfusion Business Combination

On November 19, 2025, the Company entered into a business combination agreement (as amended, the “Blockfusion BCA”) with (i) Blockfusion USA, Inc., a Delaware corporation (“Blockfusion”), (ii) Blockfusion Digital Infrastructure, Inc., a Delaware corporation (f/k/a Blockfusion Data Centers, Inc.) (“Pubco”), (iii) Atlas I Merger Sub, a Cayman Islands exempted company and a wholly-owned subsidiary of Pubco (“SPAC Merger Sub”) and (iv) Atlas Merger Sub, Inc., a Delaware corporation and a wholly-owned subsidiary of Pubco (“Company Merger Sub”).

Pursuant to the Blockfusion BCA and subject to the terms and conditions set forth therein, (i) on or prior to the closing (the “Closing,” and the date and time of the Closing, the “Closing Date”) of the transactions contemplated by the Blockfusion BCA (the “Blockfusion Business Combination”), the holders of Company Series Seed Preferred Stock (as defined in the Blockfusion BCA) and Series A Preferred Stock (as defined in the Blockfusion BCA) shall convert all of their issued and outstanding shares of Company Preferred Stock (as defined in the Blockfusion BCA) for shares of Company Series A Common Stock, par value $0.0001 per share, and Company Series B Common Stock, par value $0.0001 per share, at the applicable conversion ratio (including any accrued or declared but unpaid dividends) as set forth in Blockfusion’s second amended and restated certificate of incorporation, as currently in effect, (ii) and on the Closing Date, (A) SPAC Merger Sub will merge with and into the Company, with the Company continuing as the surviving entity (the “SPAC Merger”) and, as a result of which, each of the Company’s issued and outstanding securities immediately prior to the effective time of the SPAC Merger shall no longer be outstanding and shall automatically be cancelled in exchange for which the Company’s security holders shall receive substantially equivalent securities of Pubco, and (B) Company Merger Sub will merge with and into Blockfusion, with Blockfusion continuing as the surviving entity (the “Company Merger,” and together with the SPAC Merger, the “Mergers”), and as a result of which each issued and outstanding security of Blockfusion immediately prior to the effective time of the Company Merger shall no longer be outstanding and shall automatically be cancelled in exchange for which the security holders of Blockfusion shall receive shares of common stock, par value $0.0001 per share, of Pubco, with holders of Company Series B Shares receiving shares of Pubco Class B common stock, par value $0.0001 per share, which will have the same economic rights as the Pubco Class A Shares (as defined in the Blockfusion BCA), but will have the right to 20 votes per share for such Company Class B Shares (as defined in the Blockfusion BCA) and holders of Company Series A Shares (as defined in the Blockfusion BCA) receiving Pubco Class A Shares for such Company Series A Shares. As a result of the Mergers and the other transactions of the Blockfusion Business Combination, the Company and Blockfusion will become wholly-owned subsidiaries of Pubco, all upon the terms and subject to the conditions set forth in the Blockfusion BCA, and Pubco will become a publicly traded company.

Additionally, at the Effective Time (as defined in the Blockfusion BCA), each outstanding and unexercised option to purchase Company Common Stock (as defined in the Blockfusion BCA) will be assumed by and become an option of Pubco containing the same terms, conditions, vesting and other provisions as are currently applicable to such Company Options (as defined in the Blockfusion BCA), provided that each Assumed Option (as defined in the Blockfusion BCA) will be exercisable for the number of Pubco Class A Shares equal to the Exchange Ratio (as defined in the Blockfusion BCA) multiplied by the number of Company Class A Shares subject to the Company Option as of immediately prior to the Effective Time, rounded down to the nearest whole number, at an exercise price equal to the per share exercise price of the Company Option divided by the Exchange Ratio, rounded up to the nearest whole cent.

Additionally, at the Effective Time, each outstanding and unexercised warrant to purchase Company Common Stock (as defined in the Blockfusion BCA) will be assumed by and become a warrant to purchase Pubco Class A Shares containing the same terms, conditions, vesting and other provisions as are currently applicable to such Company Warrants (as defined in the Blockfusion BCA), provided that each Assumed Warrant (as defined in the Blockfusion BCA) will be exercisable for the number of Pubco Class A Shares equal to the Exchange Ratio multiplied by the number of Company Class A Shares subject to the Company Warrant as of immediately prior to the Effective Time, rounded up to the nearest whole share, at an exercise price equal to the per share exercise price of the Company Warrant divided by the Exchange Ratio, rounded down to the nearest whole cent.

On March 19, 2026, the Company entered into the first amendment to the Blockfusion BCA with (i) Blockfusion, (ii) Pubco and (iii) the Merger Subs, which amends the Blockfusion BCA to: (i) increase the number of Pubco Class A Shares that will be available for issuance under the post-Closing incentive plan from five percent (5%) of the aggregate number of shares of Pubco Common Stock (as defined in the Blockfusion BCA) issued and outstanding immediately after the Closing to eight percent (8%) of the aggregate number of shares of Pubco Common Stock issued and outstanding immediately after the Closing, and (ii) increase the size of the Post-Closing Pubco Board (as defined in the Blockfusion BCA) from seven (7) members to nine (9) members.

On May 6, 2026, the Company entered into the second amendment to the Blockfusion BCA with (i) Blockfusion, (ii) Pubco and (iii) the Merger Subs, which amends the Blockfusion BCA to: (i) increase the post-Closing incentive plan from eight percent (8%) of the aggregate number of shares of Pubco Common Stock issued and outstanding immediately after the Closing to twelve percent (12%) of the aggregate number of shares of Pubco Common Stock issued and outstanding immediately after the Closing, (ii) amend the listing exchange requirements for the Pubco Class A Shares upon the Closing, and (iii) extend the Outside Date (as defined in the Blockfusion BCA).

On June 30, 2026, the Company entered into the third amendment to the Blockfusion BCA with (i) Blockfusion, (ii) Pubco and (iii) the Merger Subs, which amends the Blockfusion BCA to: (i) add an earnout provision for the potential issuance of up to an aggregate maximum amount of 9,250,000 shares of Pubco Class A Shares to certain Blockfusion stockholders (the “Earnout Participants”) based on the Pubco Class A Shares meeting certain price thresholds during the period beginning on the Closing Date and ending on the date that is thirty-six (36) months after the Closing Date (the “Earnout Period”), and (ii) decrease the size of the post-closing Pubco board of directors from nine (9) members to seven (7) members. The Earnout Shares (as defined in the Blockfusion BCA), if issued, will be allocated among the Earnout Participants on a pro rata basis based on their respective ownership of the Merger Consideration received at Closing. Ten percent (10%) of the Earnout Shares issued to the Earnout Participants may be assigned, transferred or otherwise delivered to third parties assisting with Blockfusion’s transitioning of its business model to support AI training and inference workloads and other HPC applications. The third amendment to the Blockfusion BCA also provides, among other things, that the Earnout Shares will be issued in five tranches upon the achievement of certain price targets based upon the volume weighted average price of the Pubco Class A Shares, or upon a change of control of Pubco for an implied per share price that meets the applicable price target.

For more information regarding the Blockfusion BCA and the proposed Blockfusion Business Combination, see (i) Note 10 below, (ii) Item 1 “Business” of the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2025, as filed with the SEC on February 19, 2026 (the “2025 Annual Report”), (iii) the registration statement on Form S-4, which includes a preliminary proxy statement/prospectus of the Company, filed in connection with the Blockfusion Business Combination and which was initially filed by Pubco and Blockfusion with the SEC on December 8, 2025, as amended from time to time (File No. 333-291994), and (iv) the other filings that the Company and Pubco may make from time to time with the SEC.

Liquidity, Capital Resources and Going Concern

As of June 30, 2026 and December 31, 2025, the Company had $201,861 and $560,813 cash, respectively, and a working capital deficit of $1,971,934 and $415,809, respectively. The Company’s liquidity needs through June 30, 2026 have been satisfied through (i) a payment from the Sponsor of $25,000 in exchange for issuance of the Founder Shares (see Note 6), (ii) a loan pursuant to the IPO Promissory Note (as defined in Note 6) and (iii) the net proceeds from the consummation of the Initial Public Offering and the Private Placement held outside the Trust Account.

In connection with the Company’s assessment of going concern considerations in accordance with FASB ASC Topic 205-40, “Presentation of Financial Statements—Going Concern,” Management has determined that the Company currently lacks the liquidity it needs to sustain operations for a reasonable period of time, which is considered to be at least one year from the date that the accompanying unaudited condensed financial statements are issued, as it expects to continue to incur significant costs in pursuit of its acquisition plans, including the consummation of the Blockfusion Business Combination. Although no formal agreement exists, the Sponsor, certain directors and officers, or any of their respective affiliates may, but are not obligated to, extend Working Capital Loans (as defined in Note 6), as needed. In addition, Management has determined that if the Company is unable to complete an initial Business Combination within the Combination Period, then it will cease all operations except for the purpose of liquidating. These conditions, among others, raise substantial doubt about the Company’s ability to continue as a going concern one year from the date that the accompanying unaudited condensed financial statements were issued. Management plans to consummate an initial Business Combination prior to the end of the Combination Period. No adjustments have been made to the carrying amounts of assets or liabilities in the accompanying unaudited condensed financial statement should the Company be required to liquidate after March 16, 2027. There can be no assurance that the Company’s plans to raise capital or to consummate an initial Business Combination, including the Blockfusion Business Combination, will be successful.

Note 1 — Organization and Business Operations

Blue Acquisition Corp. (the “Company”) is a special purpose acquisition company incorporated as a Cayman Islands exempted company on February 10, 2025. The Company was incorporated for the purpose of effecting a merger, amalgamation, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). The Company is an early-stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early-stage and emerging growth companies.

As of December 31, 2025, the Company had not commenced any operations. All activity for the period from February 10, 2025 (inception) through December 31, 2025 relates to the Company’s formation, the Initial Public Offering (as defined below), and subsequent to the Initial Public Offering, identifying a target company for and consummating a Business Combination, including the Blockfusion Business Combination (as defined and described below). The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company generates non-operating income in the form of interest and dividend income on investments from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end.

The Registration Statement on Form S-1 for the Initial Public Offering, initially filed with the U.S. Securities and Exchange Commission (the “SEC”) on May 14, 2025, as amended (File No. 333-287281), was declared effective on June 12, 2025 (the “IPO Registration Statement”). On June 16, 2025, the Company consummated the initial public offering of 20,125,000 units (the “Public Units”), which included the full exercise by the several underwriters of the Initial Public Offering (the “Underwriters”) of their over-allotment option (the “Over-Allotment Option”) in the amount of 2,625,000 units (the “Option Units”), at $10.00 per Public Unit, generating gross proceeds of $201,250,000 (the “Initial Public Offering”). Each Public Unit consists of one Class A Ordinary Share, par value $0.0001 per share, of the Company (each, a “Class A Ordinary Share” and with respect to the Class A Ordinary Shares included in the Public Units, the “Public Shares”) and one right to receive one-tenth (1/10) of one Class A Ordinary Share upon the consummation of the initial Business Combination (each, a “Public Right”).

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of an aggregate of 592,250 units (the “Private Placement Units” and, together with the Public Units, the “Units”) at a price of $10.00 per Private Placement Unit, in a private placement to (i) the Company’s sponsor, Blue Holdings Sponsor LLC (the “Sponsor”), (ii) BTIG, LLC,  a representative of the Underwriters (“BTIG”) and (iii) Roberts & Ryan, Inc., a co- manager of the Initial Public Offering (“Roberts & Ryan”), generating gross proceeds of $5,922,500 (the “Private Placement”). Of those 592,250 Private Placement Units, (x) the Sponsor purchased 391,000 Private Placement Units and (y) BTIG and Roberts & Ryan purchased an aggregate of 201,250 Private Placement Units. Each Private Placement Unit consists of one Class A Ordinary Share (each, a “Private Placement Share”) and one right to receive one-tenth (1/10) of one Class A Ordinary Share upon the consummation of an initial Business Combination (each, a “Private Placement Right” and together with a Public Right, a “Right”).

Transaction costs amounted to $13,262,661, consisting of $4,025,000 of cash underwriting fee, the Deferred Fee (as defined in Note 7) of $7,043,750, $1,750,000 for issuance of the Representative Shares (as defined in Note 7), and $443,911 of other offering costs.

The Company’s management (“Management”) has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the Private Placement, although substantially all of the net proceeds are intended to be generally applied toward consummating a Business Combination (less the Deferred Fee).

The Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the net balance in the Trust Account (as defined below) (excluding the Deferred Fee held and taxes payable on the income earned on the Trust Account, if any) at the time of the signing an agreement to enter into a Business Combination. However, the Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). There is no assurance that the Company will be able to successfully effect a Business Combination.

Following the closing of the Initial Public Offering, on June 16, 2025, an amount of $201,250,000 ($10.00 per Unit) from the net proceeds of the Initial Public Offering and the Private Placement, was placed in a trust account (the “Trust Account”), with Continental Stock Transfer & Trust Company (“Continental”), acting as trustee. The funds are initially held in cash, including demand deposit accounts at a bank, or invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act, which invest only in direct U.S. government treasury obligations; the holding of these assets in this form is intended to be temporary and for the sole purpose of facilitating the intended Business Combination. To mitigate the risk that the Company might be deemed to be an investment company for purposes of the Investment Company Act, which risk increases the longer that the Company holds investments in the Trust Account, the Company may, at any time (based on Management’s ongoing assessment of all factors related to the potential status under the Investment Company Act), instruct Continental to liquidate the investments held in the Trust Account and instead to hold the funds in the Trust Account in cash or in an interest bearing demand deposit account at a bank.

Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its taxes, if any, the proceeds from the Initial Public Offering and the Private Placement will not be released from the Trust Account until the earliest of (i) the completion of the initial Business Combination, (ii) the redemption of the Public Shares if the Company is unable to complete the initial Business Combination by March 16, 2027. 21 months from the closing of the Initial Public Offering or by such earlier liquidation date as the Company’s board of directors may approve (the “Combination Period”), subject to applicable law, or (iii) the redemption of the Public Shares properly submitted in connection with a shareholder vote to amend the Company’s amended and restated memorandum and articles of association (the “Amended and Restated Articles”) to modify (1) the substance or timing of the Company’s obligation to allow redemption in connection with the initial Business Combination or to redeem 100% of the Public Shares if the Company has not consummated an initial Business Combination within the Combination Period or (2) any other material provisions relating to the rights of holders of Class A Ordinary Shares or pre-initial Business Combination activity. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the holders of the Public Shares (the “Public Shareholders”).

The Company will provide the Public Shareholders with the opportunity to redeem all or a portion of their Public Shares upon the completion of the initial Business Combination either (i) in connection with a general meeting called to approve the initial Business Combination or (ii) without a shareholder vote by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a proposed initial Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Shareholders will be entitled to redeem their Public Shares at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of the initial Business Combination, including interest earned on the funds held in the Trust Account (less taxes payable, if any, but without deduction for any excise or similar tax that may be due or payable), divided by the number of then outstanding Public Shares, subject to the limitations. The amount in the Trust Account was $10.21 per Public Share as of December 31, 2025. The Ordinary Shares (as defined in Note 2) subject to possible redemption were recorded at redemption value and classified as temporary equity upon the completion of the Initial Public Offering, in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 480, “Distinguishing Liabilities from Equity”.

The Company has only the duration of the Combination Period to complete the initial Business Combination. If the Company is unable to complete its initial Business Combination within the Combination Period, the Company will as promptly as reasonably possible, but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account (less taxes payable, if any, and up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will constitute full and complete payment for the Public Shares and completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidation or other distributions, if any), subject to the Company’s obligations under Cayman Islands law to provide for claims of creditors and subject to the other requirements of applicable law.

The Sponsor, officers and directors and a certain advisor, have entered into a letter agreement, dated June 12, 2025 (the “Letter Agreement”), with the Company, pursuant to which they have agreed to (i) waive their redemption rights with respect to their Founder Shares (as defined in Note 6) and Public Shares in connection with (x) the completion of the initial Business Combination or an earlier redemption in connection with the commencement of the procedures to consummate the initial Business Combination if the Company determines it is desirable to facilitate the completion of the initial Business Combination and (y) a shareholder vote to approve an amendment to the Amended and Restated Articles to modify (1) the substance or timing of the Company’s obligation to allow redemption in connection with the initial Business Combination or to redeem 100% of the Public Shares if the Company has not consummated an initial Business Combination within the Combination Period or (2) any other material provisions relating to shareholders’ rights or pre-initial Business Combination activity; (ii) waive their rights to liquidating distributions from the Trust Account with respect to their Founder Shares if the Company fails to complete the initial Business Combination within the Combination Period, although they will be entitled to liquidating distributions from the Trust Account with respect to any Public Shares they hold if the Company fails to complete the initial Business Combination within the Combination Period and to liquidating distributions from assets outside the Trust Account; and (iii) vote any Founder Shares held by them and any Public Shares purchased during or after the Initial Public Offering (including in open market and privately negotiated transactions, aside from shares they may purchase in compliance with the requirements of Rule 14e-5 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), which would not be voted in favor of approving the Business Combination) in favor of the initial Business Combination.

The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or Business Combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share due to reductions in the value of the Trust Account assets, less taxes payable, if any, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the Underwriters against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). However, the Company has not asked the Sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and the Company believes that the Sponsor’s only assets are securities of the Company. Therefore, the Company cannot provide any assurance that the Sponsor would be able to satisfy those obligations.

Blockfusion Business Combination

On November 19, 2025, the Company entered into a business combination agreement (the “Blockfusion BCA”) with (i) Blockfusion USA, Inc., a Delaware corporation (“Blockfusion”), (ii) Blockfusion Digital Infrastructure, Inc., a Delaware corporation (“Pubco”), (iii) Atlas I Merger Sub, a Cayman Islands exempted company and a wholly-owned subsidiary of Pubco (“SPAC Merger Sub”) and (iv) Atlas Merger Sub, Inc., a Delaware corporation and a wholly-owned subsidiary of Pubco (“Company Merger Sub”).

Pursuant to the Blockfusion BCA and subject to the terms and conditions set forth therein, (i) on or prior to the closing (the “Closing”, and the date and time of the Closing, the “Closing Date”) of the transactions contemplated by the Blockfusion BCA (the “Blockfusion Business Combination”), the holders of Company Series Seed Preferred Stock (as defined in the Blockfusion BCA) and Series A Preferred Stock (as defined in the Blockfusion BCA) shall convert all of their issued and outstanding shares of Company Preferred Stock (as defined in the Blockfusion BCA) for shares of Company Series A Common Stock, par value $0.0001 per share and Company Series B Common Stock, par value $0.0001 per share, at the applicable conversion ratio (including any accrued or declared but unpaid dividends) as set forth in Blockfusion’s certificate of incorporation, as amended, (ii) and on the Closing Date, (A) SPAC Merger Sub will merge with and into the Company, with the Company continuing as the surviving entity (the “SPAC Merger”) and, as a result of which, each of the Company’s issued and outstanding securities immediately prior to the effective time of the SPAC Merger shall no longer be outstanding and shall automatically be cancelled in exchange for which the Company’s security holders shall receive substantially equivalent securities of Pubco, (B) Company Merger Sub will merge with and into Blockfusion, with Blockfusion continuing as the surviving entity (the “Company Merger”, and together with the SPAC Merger, the “Mergers”), and as a result of which each issued and outstanding security of Blockfusion immediately prior to the effective time of the Company Merger shall no longer be outstanding and shall automatically be cancelled in exchange for which the security holders of Blockfusion shall receive shares of common stock, par value $0.0001 per share, of Pubco, with holders of Company Series B Shares receiving shares of Pubco Class B common stock, par value $0.0001 per share, which will have the same economic rights as the Pubco Class A Shares (as defined below), but will have the right to 20 votes per share for such Company Class B Shares (as defined in the Blockfusion BCA) and holders of Company Series A Shares (as defined in the Blockfusion BCA) receiving Pubco Class A common stock, par value $0.0001 per share (“Pubco Class A Shares”) for such Company Series A Shares. As a result of the Mergers and the other transactions of the Blockfusion Business Combination, the Company and Blockfusion will become wholly-owned subsidiaries of Pubco, all upon the terms and subject to the conditions set forth in the Blockfusion BCA, and Pubco will become a publicly traded company.

Additionally, at the Effective Time (as defined in the Blockfusion BCA), each outstanding and unexercised option to purchase Company Common Stock (as defined in the Blockfusion BCA) will be assumed by and become an option of Pubco containing the same terms, conditions, vesting and other provisions as are currently applicable to such Company Options (as defined in the Blockfusion BCA), provided that each Assumed Option (as defined in the Blockfusion BCA) will be exercisable for the number of Pubco Class A Shares equal to the Exchange Ratio (as defined in the Blockfusion BCA) multiplied by the number of Company Class A Shares subject to the Company Option as of immediately prior to the Effective Time, rounded down to the nearest whole number, at an exercise price equal to the per share exercise price of the Company Option divided by the Exchange Ratio, rounded up to the nearest whole cent.

Additionally, at the Effective Time, each outstanding and unexercised warrant to purchase Company Common Stock (as defined in the Blockfusion BCA) will be assumed by and become a warrant to purchase Pubco Class A Shares containing the same terms, conditions, vesting and other provisions as are currently applicable to such Company Warrants (as defined in the Blockfusion BCA), provided that each Assumed Warrant (as defined in the Blockfusion BCA) will be exercisable for the number of Pubco Class A Shares equal to the Exchange Ratio multiplied by the number of Company Class A Shares subject to the Company Warrant as of immediately prior to the Effective Time, rounded up to the nearest whole share, at an exercise price equal to the per share exercise price of the Company Warrant divided by the Exchange Ratio, rounded down to the nearest whole cent.

For more information regarding the Blockfusion BCA and the proposed Blockfusion Business Combination, see Item 1 “Business” of the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2025, of which the accompanying financial statements and these notes thereto form a part, as well as the registration statement on Form S-4, which includes a preliminary proxy statement/prospectus, filed in connection with the Blockfusion Business Combination and which was initially filed by Pubco with the SEC on December 8, 2025, as may be amended from time to time (File No. 333-291994), and the other filings that the Company and Pubco may make from time to time with the SEC.

Liquidity, Capital Resources and Going Concern

As of December 31, 2025, the Company had $560,813 cash and a working capital deficit of $415,809. The Company’s liquidity needs through December 31, 2025 have been satisfied through (i) a payment from the Sponsor of $25,000 in exchange for issuance of the Founder Shares (see Note 5), (ii) a loan pursuant to the IPO Promissory Note (as defined in Note 6) and (iii) the net proceeds from the consummation of the Initial Public Offering and the Private Placement held outside the Trust Account.

In connection with the Company’s assessment of going concern considerations in accordance with FASB ASC Topic 205-40, “Presentation of Financial Statements—Going Concern”, Management has determined that the Company currently lacks the liquidity it needs to sustain operations for a reasonable period of time, which is considered to be at least one year from the date that the accompanying financial statements are issued, as it expects to continue to incur significant costs in pursuit of its acquisition plans. Although no formal agreement exists, the Sponsor, certain directors and officers, or any of their respective affiliates may, but are not obligated to, extend Working Capital Loans (as defined in Note 6), as needed. In addition, Management has determined that if the Company is unable to complete an initial Business Combination within the Combination Period, then it will cease all operations except for the purpose of liquidating. These conditions, among others, raise substantial doubt about the Company’s ability to continue as a going concern one year from the date that the accompanying financial statements were issued. Management plans to consummate an initial Business Combination prior to the end of the Combination Period. No adjustments have been made to the carrying amounts of assets or liabilities in the accompanying financial statement should the Company be required to liquidate after March 16, 2027. There can be no assurance that the Company’s plans to raise capital or to consummate an initial Business Combination, including the Blockfusion Business Combination, will be successful.